Annual Total Returns - BlackRock GA Dynamic Equity Fund (Institutional) [BarChart] - Institutional - BlackRock GA Dynamic Equity Fund - Institutional	Feb. 26, 2021
Bar Chart Table:
Annual Return 2018	(13.43%)
Annual Return 2019	27.03%
Annual Return 2020	21.47%